Real Estate Investments - Future Minimum Rental Payments for Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Real Estate [Abstract]
2016 (remainder)	$ 96,801
2016		$ 195,718
2017	196,511	199,195
2018	198,978	201,720
2019	201,396	204,203
2020	203,516	206,384
2021	201,556
Thereafter	925,205
Thereafter		1,151,118
Total	$ 2,023,963	$ 2,158,338